Income Taxes (Composition of Income Before Provision for Income Taxes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Composition of taxes on income from continuing operations [Line items]
Income before provision for income taxes	$ 409	$ 1,173
Canada
Composition of taxes on income from continuing operations [Line items]
Income before provision for income taxes	156	171
United States
Composition of taxes on income from continuing operations [Line items]
Income before provision for income taxes	203	964
Other
Composition of taxes on income from continuing operations [Line items]
Income before provision for income taxes	$ 50	$ 38